Note 11 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(In Thousands)

	December 31
	2018	2017

Salaries, bonus and benefits	$2,451	$2,768
Engineering related expenses	572	386
Legal and audit fees	332	310
Shipping expenses	102	101
Withholding tax payable	96	108
Value-added tax payable	77	46
Promotional expenses	50	41
Payable for acquisition of equipment	3	96
Other accrued expenses	498	523

Total	$4,181	$4,379